Taxation	12 Months Ended
Oct. 31, 2019
Taxation [Abstract]
Taxation
7 Taxation

	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
	$m	$m	$m
Current tax
Current period	163.9	245.8	33.9
Adjustments to tax in respect of previous periods	(35.3)	(14.7)	1.7
	128.6	231.1	35.6
Deferred tax
Origination and reversal of temporary differences	(139.7)	26.4	(22.4)
Adjustments to tax in respect of previous periods	24.5	1.2	(4.4)
Previously unrecognized temporary differences	(29.4)	-	-
Impact of change in tax rates	-	(931.8)	(1.3)
	(144.6)	(904.2)	(28.1)

Total tax (credit)/expense	(16.0)	(673.1)	7.5

For the 12 months ended October 31, 2019, a deferred tax debit of $7.6m (18 months ended October 31, 2018: $23.7m debit; 12 months ended April 30, 2017: $23.0m credit) and current tax credit of $13.1m (18 months ended October 31, 2018: $4.1m credit, 12 months ended April 30, 2017: $4.1m credit) have been recognized in equity in relation to share options.

A current tax credit of $23.3m (18 months ended October 31, 2018: $16.4m debit) has been recognized in the hedging reserve (note 31).

In addition, a deferred tax credit of $13.0m (18 months ended October 31, 2018: $4.3m credit, 12 months ended April 30, 2017: $0.3m debit) has been recognized in the Consolidated statement of comprehensive income in relation to defined benefit pension schemes and a deferred tax credit of $14.0m (18 months ended October 31, 2018: $nil, 12 months ended April 30, 2017: $nil) in relation to foreign exchange movements on intangibles.

The tax charge for the 12 months ended October 31, 2019 is higher than the standard rate of corporation tax in the UK of 19.00% (18 months ended October 31, 2018: 19.00%; 12 months ended April 30, 2017: 19.92%). The differences are explained below:

	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
	$m	$m	$m
(Loss)/profit before taxation	(34.1)	34.1	131.6

Tax at UK corporation tax rate 19.00% (2018: 19.00%; 2017: 19.92%)	(6.5)	6.5	26.0
Effects of:
Tax rates other than the UK standard rate	(4.4)	17.8	0.6
Intra-Group financing	(42.8)	(52.5)	(15.7)
Interest restrictions	-	31.8	-
Innovation tax credit benefits	(13.5)	(21.4)	(9.8)
US foreign inclusion income	43.7	39.0	0.4
US transition tax	-	238.3	-
Share options	7.1	10.2	-
Movement in deferred tax not recognized	14.4	7.3	0.2
Previously unrecognized temporary differences	(29.4)	-	-
Effect of change in tax rates	-	(931.9)	(1.3)
Expenses not deductible and other permanent differences	26.2	(4.7)	9.8
	(5.2)	(659.6)	10.2
Adjustments to tax in respect of previous periods:
Current tax	(35.3)	(14.7)	1.7
Deferred tax	24.5	1.2	(4.4)
	(10.8)	(13.5)	(2.7)

Total taxation	(16.0)	(673.1)	7.5

The Group continues to benefit from the UK’s Patent Box regime, US R&D tax credits and other innovation-based tax credits offered by certain jurisdictions, the benefit for the 12 months ended October 31, 2019 being $13.5m (18 months ended October 31, 2018: $21.4m, 12 months ended April 30, 2017: $9.8m). The Group realized benefits in relation to intra-Group financing of $42.8m for the 12 months ended October 31, 2019 ($52.5m for the 18 months ended October 31, 2018; 12 months ended April 30, 2017: $15.7m). The benefits mostly relate to arrangements put in place to facilitate the acquisitions of the HPE Software business, The Attachmate Group and Serena.

US foreign inclusion income of $43.7m arising in the 12 months ended October 31, 2019 (18 months ended October 31, 2018: $39.0m; 12 months ended April 30 2017: $0.4m) is largely driven by new US tax legislation introduced as part of US tax reforms in 2018.

The Group recognized a net overall charge in respect of share options due to deferred tax credits arising on options held at the balance sheet date being lower than the current tax charge because of the terms of the options.

During the period the directors reassessed the deferred tax asset recognized in relation to interest restrictions and have recognized an asset to the extent that sufficient taxable temporary differences exist at the balance sheet date. Previously a deferred tax asset was not recognized as the directors forecast that the Group would be unable to utilize the interest restrictions in future periods. This has resulted in a credit of $29.4m in the period in respect of historical interest amounts, recognized as previously unrecognized temporary differences above.

The movement in deferred tax assets and liabilities during the period is analyzed in note 28.

The expenses not deductible and other permanent differences charge of $26.2m (18 months ended October 31, 2018: $4.8m credit; 12 months ended April 30, 2017: $9.8m) included $8.1m in relation to uncertain tax positions and $6.1m related to irrecoverable withholding tax.

The Group realized a net credit in relation to the true-up of prior period, current and deferred tax estimates of $10.8m for the 12 months ended October 31, 2019 (18 months ended October 31, 2018: $13.5m; 12 months ended April 30, 2017: $2.7m).

The Group’s tax charge is subject to various factors, many of which are outside the control of the Group, including changes in local tax legislation, and specifically US tax reform, the OECD’s Base Erosion and Profit Shifting project and the consequences of Brexit.

 In April 2019, the European Commission published its final decision on its state aid investigation into the UK’s “Financing Company Partial Exemption” legislation and concluded that part of the legislation is in breach of EU State Aid rules. Similar to other UK based international groups that have acted in accordance with the UK legislation in force at the time, the Group may be affected by the finding and is monitoring developments. The UK Government and UK-based international companies, including the Group, have appealed to the General Court of the European Union against the decision. The UK Government is required to start collection proceedings in advance of the appeal results and it is possible that the Group will be required to make a payment in the year ending October 31, 2020. If the decision of the European Commission is upheld, the Group have calculated the maximum potential liability to be $60.3m. Based on its current assessment the Group believes that no provision is required in respect of this issue.  The UK legislation affected by this EU Commission finding was amended on January 1, 2019 to be compliant with EU law and therefore no longer impacts the Group and so no additional tax liability will accrue in future periods that could be subject to the same challenge.